Share Capital - Schedule of Share Purchase Warrants (Details)	12 Months Ended
	Mar. 31, 2026 $ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares
Schedule of Share Purchase Warrants [Line Items]
Ending balance
Warrants [Member]
Schedule of Share Purchase Warrants [Line Items]
Beginning balance	927,778	1,381,537	2,349,429
weighted average exercise price, Ending	$ 0.65	$ 1	$ 1.69
Number of Warrants, Issued	9,500,000		927,778
weighted average exercise price, Issued	$ 0.25		$ 0.65
Number of Warrants, Expired	(927,778)	(453,759)	(1,895,670)
weighted average exercise price, Expired	$ 0.65	$ 1.71	$ 1.69
Ending balance	9,500,000	927,778	1,381,537
weighted average exercise price, Ending	$ 0.25	$ 0.65	$ 1